Deconsolidation	12 Months Ended
Mar. 31, 2022
Deconsolidation [Abstract]
DECONSOLIDATION

NOTE 15 – DECONSOLIDATION

During the year, the Company has disposed several subsidiaries supporting the online store business to optimize the Company’s structure and recognized loss resulting from the deconsolidation amounted to $95,932 and $0, for the year ended March 31, 2022 and 2021, respectively.